Intangible Assets - Other - Schedule of Reconciliation of Changes to Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets, beginning balance	$ 4,360	$ 6,127
Exchange difference	(7)	51
Disposals	(2)	(2)
Additions	2,655
Amortization charge	(1,726)	(1,816)
Other intangible assets, ending balance	5,280	4,360
Information Technology Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets, beginning balance	2,160	3,303
Exchange difference		15
Disposals
Additions	205
Amortization charge	(916)	(1,158)
Other intangible assets, ending balance	1,449	2,160
Other Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets, beginning balance	2,200	2,824
Exchange difference	(7)	36
Disposals	(2)	(2)
Additions	2,450
Amortization charge	(810)	(658)
Other intangible assets, ending balance	$ 3,831	$ 2,200